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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                  Eclipse Funds
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 31, 2007 is filed herewith.

MAINSTAY BALANCED FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM BONDS (40.6%)                         +
    CONVERTIBLE BOND (0.0%)                         ++
    INTERNET (0.0%)                                 ++
    At Home Corp.
       4.75%, due 12/15/07                          (a) (b) (c)          $   177,810   $           18
                                                                                       --------------
    Total Convertible Bond
       (Cost $13,325)                                                                              18
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CORPORATE BONDS (40.1%)
    AEROSPACE & DEFENSE (1.1%)
    General Dynamics Corp.
       4.50%, due 8/15/10                                                    874,000          854,767
       5.375%, due 8/15/15                                                 1,500,000        1,477,417
    Lockheed Martin Corp.
       7.65%, due 5/1/16                                                   1,820,000        2,069,884
    United Technologies Corp.
       6.50%, due 6/1/09                                                   5,628,000        5,749,317
       7.125%, due 11/15/10                                                3,380,000        3,581,735
                                                                                       --------------
                                                                                           13,733,120
                                                                                       --------------
    AGRICULTURE (0.7%)
    Altria Group, Inc.
       7.00%, due 11/4/13                                                  6,750,000        7,218,585
    Monsanto Co.
       7.375%, due 8/15/12                                                 2,000,000        2,153,672
                                                                                       --------------
                                                                                            9,372,257
                                                                                       --------------
    AUTO PARTS & EQUIPMENT (0.3%)
    Johnson Controls, Inc.
       6.30%, due 2/1/08                                                   4,325,000        4,327,478
                                                                                       --------------
    BANKS (5.1%)
    Bank of America Corp.
       7.40%, due 1/15/11                                                  1,000,000        1,063,347
       7.80%, due 2/15/10                                                  4,500,000        4,768,465
       7.80%, due 9/15/16                                                  1,500,000        1,689,813
    Bank One Corp.
       7.875%, due 8/1/10                                                  7,000,000        7,469,161
    BankAmerica Corp.
       7.125%, due 3/1/09                                                  1,660,000        1,708,218
    BankBoston N.A.
       6.375%, due 3/25/08                                                 1,000,000        1,005,126
    FleetBoston Financial Corp.
       6.375%, due 5/15/08                                                 3,000,000        3,019,197
       7.375%, due 12/1/09                                                 1,200,000        1,255,926
    Mellon Bank N.A.

       7.625%, due 9/15/07                                                 1,311,000        1,313,812
    Mellon Funding Corp.
       6.375%, due 2/15/10                                                 1,960,000        2,018,649
       6.70%, due 3/1/08                                                   2,026,000        2,036,549
    SunTrust Banks, Inc.
       6.25%, due 6/1/08                                                   5,000,000        5,042,380
    U.S. Bancorp
       3.125%, due 3/15/08                                                   437,000          430,554
       6.875%, due 9/15/07                                                 3,000,000        3,003,420
    U.S. Bank N.A.
       5.70%, due 12/15/08                                                 1,747,000        1,752,830
       6.30%, due 7/15/08                                                  3,305,000        3,324,926
       6.375%, due 8/1/11                                                  2,500,000        2,586,507
    Wachovia Bank N.A.
       7.80%, due 8/18/10                                                  7,525,000        8,055,332
    Wachovia Corp.
       6.15%, due 3/15/09                                                  1,920,000        1,943,785
       6.25%, due 8/4/08                                                   2,317,000        2,321,539
       6.375%, due 1/15/09                                                 1,736,000        1,769,163
    Wells Fargo Bank N.A.
       6.45%, due 2/1/11                                                   3,847,000        3,982,718
       7.55%, due 6/21/10                                                  5,000,000        5,307,770
                                                                                       --------------
                                                                                           66,869,187
                                                                                       --------------
    BEVERAGES (1.3%)
    Anheuser-Busch Cos., Inc.
       5.375%, due 9/15/08                                                   900,000          899,734
       5.625%, due 10/1/10                          (d)                    1,500,000        1,521,973
       5.65%, due 9/15/08                                                    454,000          455,200
       5.75%, due 4/1/10                                                     655,000          665,694
       6.00%, due 4/15/11                                                  2,110,000        2,153,823
       7.50%, due 3/15/12                                                  4,200,000        4,538,029
       9.00%, due 12/1/09                                                  1,190,000        1,290,694
    PepsiCo., Inc.
       5.15%, due 5/15/12                                                  4,000,000        3,999,728
       5.75%, due 1/15/08                                                  1,747,000        1,749,348
                                                                                       --------------
                                                                                           17,274,223
                                                                                       --------------
    CHEMICALS (0.6%)
    E.I. du Pont de Nemours & Co.
       3.375%, due 11/15/07                                                  805,000          800,070
       4.75%, due 11/15/12                                                 2,000,000        1,930,196
       6.75%, due 9/1/07                                                   2,000,000        2,001,692
    Praxair, Inc.
       6.50%, due 3/1/08                                                   2,536,000        2,552,669
                                                                                       --------------
                                                                                            7,284,627
                                                                                       --------------
    COMPUTERS (1.5%)
    Computer Sciences Corp.
       6.25%, due 3/15/09                                                  1,012,000        1,021,833
    Hewlett-Packard Co.
       6.50%, due 7/1/12                                                   3,500,000        3,641,008
    International Business Machines Corp.
       4.75%, due 11/29/12                                                 1,500,000        1,451,271
       5.375%, due 2/1/09                                                    958,000          960,135
       5.50%, due 1/15/09                                                    467,000          469,114
       6.45%, due 8/1/07                                                   6,664,000        6,664,000
       7.50%, due 6/15/13                                                  4,940,000        5,409,503
                                                                                       --------------
                                                                                           19,616,864
                                                                                       --------------

    COSMETICS & PERSONAL CARE (0.4%)
    Gillette Co. (The)
       2.875%, due 3/15/08                                                   437,000          431,246
       3.50%, due 10/15/07                                                 1,311,000        1,306,055
    Procter & Gamble Co. (The)
       6.875%, due 9/15/09                                                 3,877,000        4,008,419
                                                                                       --------------
                                                                                            5,745,720
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (13.2%)
    American Express Credit Corp.
       3.00%, due 5/16/08                                                    874,000          857,992
       5.30%, due 12/2/15                                                  4,500,000        4,365,045
    Associates Corp. of N.A.
       6.25%, due 11/1/08                                                  1,800,000        1,813,462
    Bear Stearns Cos., Inc. (The)
&      5.30%, due 10/30/15                                                13,500,000       12,344,441
       7.625%, due 12/7/09                                                 3,250,000        3,383,894
       7.80%, due 8/15/07                                                  2,000,000        2,001,384
    CIT Group, Inc.
       4.75%, due 12/15/10                                                   655,000          635,799
       5.50%, due 11/30/07                                                 1,000,000          999,026
       5.875%, due 10/15/08                                                1,800,000        1,803,019
       6.875%, due 11/1/09                                                 2,500,000        2,562,373
       7.75%, due 4/2/12                                                   5,600,000        6,005,322
    Citicorp
       6.375%, due 11/15/08                                                1,500,000        1,521,233
    Citigroup Global Markets Holdings, Inc.
       6.50%, due 2/15/08                                                  3,500,000        3,519,250
    Citigroup, Inc.
       5.00%, due 9/15/14                                                  4,000,000        3,799,656
       5.85%, due 8/2/16                                                   1,500,000        1,501,995
       6.50%, due 1/18/11                                                  1,474,000        1,523,047
       7.25%, due 10/1/10                                                  2,000,000        2,112,740
    Credit Suisse First Boston USA, Inc.
       6.125%, due 11/15/11                                                6,462,000        6,599,880
       6.50%, due 6/1/08                                                   4,500,000        4,542,399
    General Electric Capital Corp.
       6.50%, due 12/10/07                                                 2,000,000        2,007,820
       6.875%, due 11/15/10                                                7,912,000        8,303,019
       7.375%, due 1/19/10                                                 5,000,000        5,258,260
    Goldman Sachs Group, Inc. (The)
       6.65%, due 5/15/09                                                  2,430,000        2,481,475
       7.35%, due 10/1/09                                                  7,650,000        7,953,942
       Series B
       7.80%, due 1/28/10                                                  4,000,000        4,241,464
    HSBC Finance Corp.
       6.375%, due 11/27/12                                                3,000,000        3,055,407
       6.50%, due 11/15/08                                                 3,000,000        3,040,656
       6.75%, due 5/15/11                                                  2,374,000        2,470,446
       8.00%, due 7/15/10                                                  6,000,000        6,396,924
    International Lease Finance Corp.
       4.50%, due 5/1/08                                                     437,000          433,286
       6.375%, due 3/15/09                                                 2,000,000        2,032,112
    John Deere Capital Corp.
       6.00%, due 2/15/09                                                  2,000,000        2,022,390
       7.00%, due 3/15/12                                                    200,000          212,425
    JPMorgan & Co., Inc.
       6.25%, due 2/15/11                                                    262,000          268,003

    JPMorgan Chase & Co.
       5.25%, due 5/1/15                                                   7,750,000        7,501,558
       6.75%, due 8/15/08                                                  1,405,000        1,421,363
    Lehman Brothers Holdings, Inc.
       3.48%, due 9/28/07                           (e)                    2,000,000        1,994,300
       6.625%, due 1/18/12                                                 2,491,000        2,560,242
       7.00%, due 2/1/08                                                   4,143,000        4,166,884
       7.875%, due 8/15/10                                                 4,100,000        4,304,307
    Lehman Brothers, Inc.
       6.50%, due 4/15/08                                                  1,600,000        1,610,070
    Merrill Lynch & Co., Inc.
       3.734%, due 3/2/09                           (e)                      437,000          418,296
       6.00%, due 2/17/09                                                  8,337,000        8,402,412
       6.05%, due 5/16/16                                                  6,800,000        6,708,343
       6.375%, due 10/15/08                                                1,112,000        1,126,842
    Morgan Stanley
       5.75%, due 10/18/16                                                 5,000,000        4,877,680
       6.75%, due 4/15/11                                                  8,811,000        9,122,733
    Pitney Bowes Credit Corp.
       5.75%, due 8/15/08                                                    874,000          873,822
    Toyota Motor Credit Corp.
       5.50%, due 12/15/08                                                 1,477,000        1,479,730
    Wells Fargo Financial, Inc.
       5.875%, due 8/15/08                                                 2,316,000        2,315,057
       6.85%, due 7/15/09                                                    109,000          112,042
                                                                                       --------------
                                                                                          171,065,267
                                                                                       --------------
    ELECTRIC (0.6%)
    Consolidated Edison Co. of New York
       7.50%, due 9/1/10                                                   5,500,000        5,815,816
    Interstate Power & Light Co.
       6.625%, due 8/1/09                                                  1,311,000        1,343,140
                                                                                       --------------
                                                                                            7,158,956
                                                                                       --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    Emerson Electric Co.
       5.00%, due 10/15/08                                                   262,000          260,284
       5.85%, due 3/15/09                                                  2,386,000        2,412,618
       7.125%, due 8/15/10                                                 4,500,000        4,736,975
                                                                                       --------------
                                                                                            7,409,877
                                                                                       --------------
    ELECTRONICS (0.0%)                              ++
    Honeywell, Inc.
       7.125%, due 4/15/08                                                   131,000          132,504
                                                                                       --------------
    FOOD (3.4%)
    Campbell Soup Co.
       6.75%, due 2/15/11                                                  5,018,000        5,257,002
    Hershey Co. (The)
       5.45%, due 9/1/16                                                   4,449,000        4,346,193
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                                   7,500,000        7,795,448
    Kraft Foods, Inc.
       6.25%, due 6/1/12                                                   5,150,000        5,241,531
&   Nabisco, Inc.
       7.55%, due 6/15/15                                                 10,880,000       11,774,499
    Sara Lee Corp.

       6.00%, due 1/15/08                                                  1,048,000        1,049,401
    Sysco International Co.
       6.10%, due 6/1/12                            (d)                    3,060,000        3,136,641
    Unilever Capital Corp.
       7.125%, due 11/1/10                                                 5,700,000        6,006,404
                                                                                       --------------
                                                                                           44,607,119
                                                                                       --------------
    HEALTH CARE-PRODUCTS (0.2%)
    Johnson & Johnson
       6.625%, due 9/1/09                                                  2,371,000        2,448,465
                                                                                       --------------
    HOUSEHOLD PRODUCTS & WARES (0.5%)
    Kimberly-Clark Corp.
       5.00%, due 8/15/13                                                  3,800,000        3,676,435
       7.10%, due 8/1/07                                                   3,245,000        3,245,000
                                                                                       --------------
                                                                                            6,921,435
                                                                                       --------------
    INSURANCE (0.4%)
    Allstate Corp. (The)
       7.20%, due 12/1/09                                                  1,900,000        1,981,153
    John Hancock Financial Services, Inc.
       5.625%, due 12/1/08                                                 2,640,000        2,651,727
                                                                                       --------------
                                                                                            4,632,880
                                                                                       --------------
    MACHINERY - CONSTRUCTION & MINING (0.8%)
    Caterpillar, Inc.
       5.70%, due 8/15/16                                                  2,000,000        1,986,040
       6.55%, due 5/1/11                                                   3,915,000        4,071,412
       7.25%, due 9/15/09                                                  4,347,000        4,516,255
                                                                                       --------------
                                                                                           10,573,707
                                                                                       --------------
    MACHINERY - DIVERSIFIED (1.0%)
    Deere & Co.
       6.95%, due 4/25/14                                                  5,000,000        5,326,980
       7.85%, due 5/15/10                                                  7,808,000        8,299,209
                                                                                       --------------
                                                                                           13,626,189
                                                                                       --------------
    MEDIA (1.1%)
    Gannett Co., Inc.
       6.375%, due 4/1/12                                                  6,595,000        6,768,923
    Walt Disney Co. (The)
       6.375%, due 3/1/12                                                  7,000,000        7,301,966
                                                                                       --------------
                                                                                           14,070,889
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Honeywell International, Inc.
       7.50%, due 3/1/10                                                   6,985,000        7,386,211
    Illinois Tool Works, Inc.
       5.75%, due 3/1/09                                                   3,090,000        3,116,775
                                                                                       --------------
                                                                                           10,502,986
                                                                                       --------------
    OIL & GAS (0.8%)
    Atlantic Richfield Co.
       5.90%, due 4/15/09                                                  1,000,000        1,012,850
    ConocoPhillips
       6.375%, due 3/30/09                                                 2,160,000        2,205,930
       8.75%, due 5/25/10                                                  4,440,000        4,844,528
    Texaco Capital, Inc.

       5.50%, due 1/15/09                                                  2,000,000        2,008,580
                                                                                       --------------
                                                                                           10,071,888
                                                                                       --------------
    PHARMACEUTICALS (0.9%)
    Merck & Co., Inc.
       4.75%, due 3/1/15                                                   3,867,000        3,618,414
    Pharmacia Corp.
       5.875%, due 12/1/08                                                   437,000          440,921
    Warner-Lambert Co.
       6.00%, due 1/15/08                                                  2,218,000        2,224,818
    Wyeth
       5.50%, due 2/1/14                                                   5,500,000        5,410,119
                                                                                       --------------
                                                                                           11,694,272
                                                                                       --------------
    RETAIL (1.5%)
    Kohl's Corp.
       6.30%, due 3/1/11                                                     612,000          628,503
    Target Corp.
       5.375%, due 6/15/09                                                 2,706,000        2,708,311
       5.40%, due 10/1/08                                                  1,700,000        1,695,381
       7.50%, due 8/15/10                                                  3,034,000        3,193,188
    Wal-Mart Stores, Inc.
       6.875%, due 8/10/09                                                10,088,000       10,442,886
       7.25%, due 6/1/13                                                     349,000          374,699
                                                                                       --------------
                                                                                           19,042,968
                                                                                       --------------
    SOFTWARE (0.4%)
    First Data Corp.
       5.625%, due 11/1/11                                                   661,000          657,861
       5.80%, due 12/15/08                                                 1,725,000        1,737,736
       6.375%, due 12/15/07                                                2,133,000        2,139,815
                                                                                       --------------
                                                                                            4,535,412
                                                                                       --------------
    TELECOMMUNICATIONS (2.7%)
    AT&T Corp.
       7.30%, due 11/15/11                                                 7,000,000        7,473,669
    BellSouth Corp.
       6.00%, due 10/15/11                                                 2,000,000        2,033,710
    GTE North, Inc.
       6.375%, due 2/15/10                          (d)                      437,000          446,061
    Motorola, Inc.
       8.00%, due 11/1/11                                                  6,000,000        6,477,378
    New York Telephone Co.
       6.125%, due 1/15/10                                                   874,000          886,011
    Southwestern Bell Telephone Corp.
       7.00%, due 7/1/15                                                   5,000,000        5,287,070
    Verizon Communications, Inc.
       6.50%, due 9/15/11                                                  5,000,000        5,144,170
    Verizon Global Funding Corp.
       7.375%, due 9/1/12                                                  7,000,000        7,503,230
                                                                                       --------------
                                                                                           35,251,299
                                                                                       --------------
    TEXTILES (0.2%)
    Cintas Corp. No. 2
       6.00%, due 6/1/12                                                   3,095,000        3,146,454
                                                                                       --------------
    Total Corporate Bonds
       (Cost $530,609,379)                                                                521,116,043
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FEDERAL AGENCIES (0.5%)
    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.1%)
       Series 2003-17, Class QT
       5.00%, due 8/25/27                                                  1,031,000        1,021,991
       Series 2003-32, Class PG
       5.00%, due 10/25/27                                                   437,000          430,700
                                                                                       --------------
                                                                                            1,452,691
                                                                                       --------------
    FEDERAL FARM CREDIT BANK (0.0%)                 ++
       3.875%, due 5/7/10                                                    655,000          636,281
                                                                                       --------------
    FEDERAL HOME LOAN BANK (0.1%)
       3.75%, due 4/1/10                                                     655,000          635,181
       3.875%, due 2/12/10                                                   220,000          214,370
                                                                                       --------------
                                                                                              849,551
                                                                                       --------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
       Series 2734, Class JC
       3.50%, due 11/15/23                                                   650,842          638,603
       Series 2579, Class PG
       4.00%, due 3/15/27                                                     29,685           29,565
       Series 2719, Class WB
       4.50%, due 8/15/21                                                  1,030,211          980,814
       Series 2589, Class GD
       5.00%, due 9/15/28                                                    437,000          433,925
       Series 2600, Class MJ
       5.00%, due 9/15/29                                                    437,000          423,718
                                                                                       --------------
                                                                                            2,506,625
                                                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
       Series 2003-50, Class PC
       5.50%, due 3/16/32                                                    874,000          867,987
                                                                                       --------------
    Total Federal Agencies
       (Cost $6,550,352)                                                                    6,313,135
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    YANKEE BOND (0.0%)                              ++ (f)
    CHEMICALS (0.0%)                                ++
    Dow Capital B.V.
       8.50%, due 6/8/10                                                     495,000          532,708
                                                                                       --------------
    Total Yankee Bond
       (Cost $547,068)                                                                        532,708
                                                                                       --------------
    Total Long-Term Bonds
       (Cost $537,720,124)                                                                527,961,904
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (58.0%)
    AEROSPACE & DEFENSE (2.9%)
    Honeywell International, Inc.                                            188,514       10,841,440

    Lockheed Martin Corp.                                                     85,347        8,404,973
    Northrop Grumman Corp.                                                   119,760        9,113,736
    Raytheon Co.                                                             158,406        8,769,356
                                                                                       --------------
                                                                                           37,129,505
                                                                                       --------------
    AGRICULTURE (1.6%)
    Altria Group, Inc.                                                       160,314       10,656,072
    Archer-Daniels-Midland Co.                                               134,993        4,535,765
    North Atlantic Trading Co., Inc.                (a) (c) (g) (h)              130                1
    Reynolds American, Inc.                         (d)                       85,533        5,232,054
                                                                                       --------------
                                                                                           20,423,892
                                                                                       --------------
    AUTO PARTS & EQUIPMENT (0.7%)
    Autoliv, Inc.                                                            165,122        9,235,273
                                                                                       --------------
    BANKS (4.9%)
    Bank of America Corp.                                                    160,732        7,621,911
    Huntington Bancshares, Inc.                                              436,801        8,386,579
&   KeyCorp                                                                  339,057       11,761,887
    National City Corp.                             (d)                      230,807        6,783,418
    PNC Financial Services Group, Inc.                                       159,221       10,612,080
    UnionBanCal Corp.                                                        143,279        7,917,598
    Wells Fargo & Co.                                                        324,976       10,974,440
                                                                                       --------------
                                                                                           64,057,913
                                                                                       --------------
    BEVERAGES (0.7%)
    Pepsi Bottling Group, Inc. (The)                                         262,579        8,785,893
                                                                                       --------------
    CHEMICALS (0.4%)
    Celanese Corp. Class A                                                   133,720        5,014,500
                                                                                       --------------
    COMPUTERS (2.5%)
    Electronic Data Systems Corp.                                            234,841        6,338,359
    EMC Corp.                                       (g)                      199,503        3,692,801
    Hewlett-Packard Co.                                                      195,835        9,014,285
    International Business Machines Corp.                                     91,204       10,091,723
    Lexmark International, Inc. Class A             (g)                      101,920        4,029,917
                                                                                       --------------
                                                                                           33,167,085
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (2.8%)
    Discover Financial Services                     (g)                       71,102        1,638,901
    Goldman Sachs Group, Inc. (The)                                           50,501        9,511,358
    JPMorgan Chase & Co.                                                     226,147        9,952,730
    Merrill Lynch & Co., Inc.                                                 88,513        6,567,665
    Morgan Stanley                                                           142,204        9,082,570
                                                                                       --------------
                                                                                           36,753,224
                                                                                       --------------
    ELECTRIC (4.9%)
    Alliant Energy Corp.                                                     236,483        8,738,047
    Dominion Resources, Inc.                                                  89,433        7,532,047
    Entergy Corp.                                                            105,952       10,590,962
    FirstEnergy Corp.                                                        168,222       10,219,487
    Mirant Corp.                                    (g)                      274,863       10,398,067
&   NRG Energy, Inc.                                (d) (g)                  399,248       15,391,015
    OGE Energy Corp.                                                          12,245          405,922
                                                                                       --------------
                                                                                           63,275,547
                                                                                       --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)

    Emerson Electric Co.                                                     190,452        8,964,576
                                                                                       --------------
    ELECTRONICS (0.2%)
    Avnet, Inc.                                     (g)                       75,829        2,872,403
    Tyco Electronics, Ltd.                                                     6,698          239,922
                                                                                       --------------
                                                                                            3,112,325
                                                                                       --------------
    FOOD (1.1%)
    H.J. Heinz Co.                                                           134,837        5,900,467
    Hormel Foods Corp.                                                       167,843        5,777,156
    Kroger Co. (The)                                                         124,421        3,229,969
                                                                                       --------------
                                                                                           14,907,592
                                                                                       --------------
    FOOD & STAPLES RETAILING (0.1%)
    Wal-Mart Stores, Inc.                                                     18,253          838,725
                                                                                       --------------
    GAS (0.8%)
    AGL Resources, Inc.                                                       32,058        1,208,587
    Energen Corp.                                   (d)                      177,951        9,415,387
                                                                                       --------------
                                                                                           10,623,974
                                                                                       --------------
    HAND & MACHINE TOOLS (0.7%)
    Black & Decker Corp.                                                     100,026        8,659,251
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (0.2%)
    McKesson Corp.                                                            43,405        2,507,073
                                                                                       --------------
    HEALTH CARE-PRODUCTS (0.7%)
    Covidien, Ltd.                                  (g)                        6,698          274,283
    Johnson & Johnson                                                        137,900        8,342,950
                                                                                       --------------
                                                                                            8,617,233
                                                                                       --------------
    HEALTH CARE-SERVICES (2.2%)
&   Aetna, Inc.                                                              238,817       11,479,933
    Health Net, Inc.                                (g)                      144,613        7,164,128
    WellPoint, Inc.                                 (g)                      135,350       10,167,492
                                                                                       --------------
                                                                                           28,811,553
                                                                                       --------------
    HOUSEHOLD PRODUCTS & WARES (0.8%)
    Kimberly-Clark Corp.                                                     155,945       10,490,420
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (0.1%)
    3M Co.                                                                    10,211          907,962
    Tyco International, Ltd.                                                   6,698          316,748
                                                                                       --------------
                                                                                            1,224,710
                                                                                       --------------
    INSURANCE (8.6%)
    ACE, Ltd.                                                                176,229       10,171,938
    Allstate Corp. (The)                                                     184,798        9,822,014
    Arch Capital Group, Ltd.                        (g)                      123,344        8,592,143
    Assurant, Inc.                                  (d)                      178,990        9,078,373
    Axis Capital Holdings, Ltd.                                              237,106        8,737,356
&   Chubb Corp. (The)                                                        221,806       11,181,240
    CIGNA Corp.                                                              155,224        8,015,767
    Everest Re Group, Ltd.                                                    88,593        8,704,262
    MGIC Investment Corp.                           (d)                      156,949        6,067,648
    PartnerRe, Ltd.                                                           39,415        2,799,647
    PMI Group, Inc. (The)                                                    236,758        8,066,345
    Radian Group, Inc.                                                       171,913        5,795,187

    Transatlantic Holdings, Inc.                                              38,641        2,826,589
    Travelers Cos., Inc. (The)                                               219,747       11,158,753
    XL Capital, Ltd. Class A                                                  11,122          865,959
                                                                                       --------------
                                                                                          111,883,221
                                                                                       --------------
    IRON & STEEL (1.5%)
    Nucor Corp.                                                              176,266        8,848,553
    United States Steel Corp.                                                110,943       10,904,588
                                                                                       --------------
                                                                                           19,753,141
                                                                                       --------------
    MACHINERY (0.9%)
    Eaton Corp.                                                              106,034       10,304,384
    Illinois Tool Works, Inc.                                                 17,173          945,374
    Ingersoll-Rand Co., Ltd. Class A                                          19,148          963,527
                                                                                       --------------
                                                                                           12,213,285
                                                                                       --------------
    MEDIA (1.8%)
    CBS Corp. Class B                                                        171,766        5,448,418
    Clear Channel Communications, Inc.              (d)                      259,031        9,558,244
    Gannett Co., Inc.                                                        142,664        7,118,934
    Walt Disney Co. (The)                                                     22,499          742,467
                                                                                       --------------
                                                                                           22,868,063
                                                                                       --------------
    METAL FABRICATE & HARDWARE (0.6%)
    Commercial Metals Co.                                                    264,136        8,145,954
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (1.5%)
    Parker Hannifin Corp.                                                    107,308       10,589,153
    SPX Corp.                                                                 95,456        8,960,455
                                                                                       --------------
                                                                                           19,549,608
                                                                                       --------------
    OFFICE & BUSINESS EQUIPMENT (0.3%)
    Xerox Corp.                                     (g)                      229,428        4,005,813
                                                                                       --------------
    OIL & GAS (4.9%)
    Chevron Corp.                                                            108,146        9,220,528
    ExxonMobil Corp.                                                         122,586       10,435,746
&   Marathon Oil Corp.                                                       234,262       12,931,262
    Sunoco, Inc.                                                             139,150        9,284,088
    Tesoro Corp.                                                             199,692        9,944,662
&   Valero Energy Corp.                                                      183,047       12,265,979
                                                                                       --------------
                                                                                           64,082,265
                                                                                       --------------
    PHARMACEUTICALS (1.0%)
    AmerisourceBergen Corp.                                                  195,760        9,222,254
    King Pharmaceuticals, Inc.                      (g)                      201,340        3,424,793
                                                                                       --------------
                                                                                           12,647,047
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (2.0%)
    Boston Properties, Inc.                                                   97,266        9,190,664
    Hospitality Properties Trust                                             205,995        7,901,968
    ProLogis                                                                  41,087        2,337,850
    Weingarten Realty Investors                     (d)                      196,203        7,182,992
                                                                                       --------------
                                                                                           26,613,474
                                                                                       --------------
    RETAIL (3.3%)
    AnnTaylor Stores Corp.                          (g)                      229,636        7,215,163
    AutoNation, Inc.                                (g)                      374,578        7,296,779
    Dillard's, Inc. Class A                                                   70,521        2,107,873

    Dollar Tree Stores, Inc.                        (g)                       62,821        2,403,531
    Family Dollar Stores, Inc.                                               199,825        5,918,817
&   Home Depot, Inc. (The)                                                   301,841       11,219,430
    OfficeMax, Inc.                                                          189,348        6,225,762
                                                                                       --------------
                                                                                           42,387,355
                                                                                       --------------
    SEMICONDUCTORS (0.1%)
    Novellus Systems, Inc.                          (d) (g)                   65,752        1,875,247
                                                                                       --------------
    TELECOMMUNICATIONS (1.3%)
&   CenturyTel, Inc.                                                         258,779       11,870,193
    Qwest Communications International, Inc.        (g)                      573,910        4,895,452
                                                                                       --------------
                                                                                           16,765,645
                                                                                       --------------
    TOYS, GAMES & HOBBIES (1.2%)
    Hasbro, Inc.                                                             277,732        7,782,051
    Mattel, Inc.                                                             335,418        7,684,422
                                                                                       --------------
                                                                                           15,466,473
                                                                                       --------------
    Total Common Stocks
       (Cost $741,988,910)                                                                754,856,855(o)
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    CONVERTIBLE PREFERRED STOCK (0.0%)              ++
    TELECOMMUNICATIONS (0.0%)                       ++
    Neon Communications Group, Inc.
       6.00%                                        (a) (c) (g)                1,182            4,388
                                                                                       --------------
    Total Convertible Preferred Stock
       (Cost $3,240)                                                                            4,388
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (3.7%)
    COMMERCIAL PAPER (0.5%)
    Charta LLC
       5.303%, due 8/30/07                          (i)                  $ 1,756,483        1,756,483
    Den Danske Bank
       5.285%, due 8/6/07                           (i)                    1,170,988        1,170,988
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (i)                    1,170,988        1,170,988
    Grampian Funding LLC
       5.305%, due 8/6/07                           (i)                    1,756,483        1,756,483
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (i)                    1,141,847        1,141,847
                                                                                       --------------
    Total Commercial Paper
       (Cost $6,996,789)                                                                    6,996,789
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money Market Fund             (i)                    4,412,894        4,412,894
                                                                                       --------------
    Total Investment Company
       (Cost $4,412,894)                                                                    4,412,894
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,932,425
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $2,072,083 and
       a Market Value of $2,011,971)                (i)                  $ 1,932,131        1,932,131
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $1,932,131)                                                                    1,932,131
                                                                                       --------------
    TIME DEPOSITS (2.0%)
    Abbey National PLC
       5.27%, due 8/3/07                            (i)                    2,927,471        2,927,471
    Bank of America Corp.
       5.29%, due 8/16/07                           (e) (i)                1,756,483        1,756,483
    Barclays
       5.31%, due 8/20/07                           (i)                    1,170,989        1,170,989
    BNP Paribas
       5.28%, due 8/1/07                            (i)                    1,170,989        1,170,989
    Calyon
       5.30%, due 8/13/07                           (i)                    1,170,989        1,170,989
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (i)                    1,170,989        1,170,989
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (i)                    2,341,977        2,341,977
    Rabobank Nederland
       5.29%, due 8/24/07                           (i)                    1,170,988        1,170,988
    Royal Bank of Canada
       5.285%, due 8/3/07                           (i)                    2,927,471        2,927,471
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (i)                    5,854,943        5,854,943
    Swedbank AB
       5.31%, due 10/1/07                           (i)                    1,170,988        1,170,988
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (i)                    1,170,988        1,170,988
    UBS AG
       5.285%, due 8/16/07                          (i)                    1,756,483        1,756,483
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (i)                      585,494          585,494
                                                                                       --------------
    Total Time Deposits
       (Cost $26,347,242)                                                                  26,347,242
                                                                                       --------------
    U.S. GOVERNMENT (0.6%)
    United States Treasury Bills
       4.836%, due 10/11/07                                                7,800,000        7,726,501
       4.846%, due 10/18/07                         (j)                      300,000          296,894
                                                                                       --------------
    Total U.S. Government
       (Cost $8,023,744)                                                                    8,023,395
                                                                                       --------------
    Total Short-Term Investments
       (Cost $47,712,800)                                                                  47,712,451
                                                                                       --------------
    Total Investments
       (Cost $1,327,425,074)                        (l)                        102.3%   1,330,535,598(m)

    Liabilities in Excess of
       Cash and Other Assets                                                    (2.3)     (30,226,303)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $1,300,309,295
                                                                         ===========   ==============

                                                                          CONTRACTS       UNREALIZED
                                                                             LONG      DEPRECIATION(n)
                                                                         -----------   ---------------
    FUTURES CONTRACTS (-0.0%)                       ++
    Standard & Poor's 500 Index
       Mini September 2007                                                        67   $       (77,985)
                                                                                       ---------------
    Total Futures Contracts
       (Settlement Value $4,819,380)                (o)                                $       (77,985)
                                                                                       ===============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) Illiquid security. The total market value of these securities at July 31, 2007 is $4,407, which represents 0.0% of the Fund's net assets.

(b)  Issue in default.

(c) Fair valued security. The total market value of these securities at July 31, 2007 is $4,407, which reflects 0.0% of the Fund's net assets.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g)  Non-income producing security.

(h)  Restricted security.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  Segregated as collateral for futures contracts.

(l)  The cost for federal income tax purposes is $1,328,993,796.

(m) At July 31, 2007 net unrealized appreciation was $1,541,802, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $63,657,455 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $62,115,653.

(n) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

(o) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 58.4% of net assets.

MAINSTAY MID CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (97.3%)                           +
    AUTO COMPONENTS (1.5%)
    Autoliv, Inc.                                                             37,591   $    2,102,465
                                                                                       --------------
    BEVERAGES (1.2%)
    Pepsi Bottling Group, Inc. (The)                                          49,228        1,647,169
                                                                                       --------------
    BUILDING PRODUCTS (1.1%)
    Lennox International, Inc.                                                42,040        1,610,132
                                                                                       --------------
    CAPITAL MARKETS (2.2%)
&   A.G. Edwards, Inc.                                                        37,354        3,020,444
                                                                                       --------------
    CHEMICALS (2.8%)
    Celanese Corp. Class A                                                    46,486        1,743,225
    FMC Corp.                                                                 21,622        1,927,169
    PPG Industries, Inc.                                                       3,133          238,954
                                                                                       --------------
                                                                                            3,909,348
                                                                                       --------------
    COMMERCIAL BANKS (6.4%)
    Comerica, Inc.                                                            36,413        1,917,509
    Huntington Bancshares, Inc.                                               96,561        1,853,971
&   KeyCorp                                                                   72,906        2,529,109
    TCF Financial Corp.                                                       40,767        1,002,461
    UnionBanCal Corp.                                                         28,692        1,585,520
                                                                                       --------------
                                                                                            8,888,570
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (0.1%)
    ADC Telecommunications, Inc.                    (a)                        5,659          105,767
                                                                                       --------------
    COMPUTERS & PERIPHERALS (0.7%)
    Lexmark International, Inc. Class A             (a)                       26,427        1,044,924
                                                                                       --------------
    CONSUMER FINANCE (1.0%)
    AmeriCredit Corp.                               (a)(b)                    70,208        1,428,031
                                                                                       --------------
    DISTRIBUTORS (1.2%)
    Genuine Parts Co.                                                         34,855        1,658,401
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (0.8%)
    CIT Group, Inc.                                                           26,450        1,089,211
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
    CenturyTel, Inc.                                                          35,094        1,609,762
    Embarq Corp.                                                              30,657        1,894,296
    Qwest Communications International, Inc.        (a)(b)                   201,114        1,715,502
                                                                                       --------------
                                                                                            5,219,560
                                                                                       --------------

    ELECTRIC UTILITIES (3.8%)
&   Edison International                                                      69,705        3,686,697
    Sierra Pacific Resources                        (a)                      102,985        1,636,432
                                                                                       --------------
                                                                                            5,323,129
                                                                                       --------------
    ELECTRICAL EQUIPMENT (0.7%)
    Cooper Industries, Ltd. Class A                                           18,906        1,000,506
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Avnet, Inc.                                     (a)                       33,312        1,261,859
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (1.1%)
    Patterson-UTI Energy, Inc.                      (b)                       69,152        1,583,581
                                                                                       --------------
    FOOD & STAPLES RETAILING (0.7%)
    Kroger Co. (The)                                                          18,958          492,150
    Safeway, Inc.                                                             14,085          448,889
                                                                                       --------------
                                                                                              941,039
                                                                                       --------------
    FOOD PRODUCTS (1.9%)
    Dean Foods Co.                                                             1,385           39,846
    H.J. Heinz Co.                                                            21,475          939,746
    Hormel Foods Corp.                                                        50,895        1,751,806
                                                                                       --------------
                                                                                            2,731,398
                                                                                       --------------
    GAS UTILITIES (2.7%)
    Energen Corp.                                                             40,048        2,118,940
    UGI Corp.                                                                 64,010        1,652,098
                                                                                       --------------
                                                                                            3,771,038
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (2.1%)
    Health Net, Inc.                                (a)                       29,379        1,455,436
    Universal Health Services, Inc. Class B                                   27,312        1,432,241
                                                                                       --------------
                                                                                            2,887,677
                                                                                       --------------
    HOUSEHOLD DURABLES (4.1%)
    Black & Decker Corp.                                                      19,195        1,661,711
    Leggett & Platt, Inc.                           (b)                       19,074          395,404
    Mohawk Industries, Inc.                         (a)(b)                    18,627        1,676,616
    NVR, Inc.                                       (a)(b)                     2,459        1,422,482
    Stanley Works (The)                                                       10,259          567,630
                                                                                       --------------
                                                                                            5,723,843
                                                                                       --------------
    HOUSEHOLD PRODUCTS (0.2%)
    Energizer Holdings, Inc.                        (a)                        2,845          287,060
                                                                                       --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
    Mirant Corp.                                    (a)(b)                    11,211          424,112
    NRG Energy, Inc.                                (a)                       14,419          555,852
                                                                                       --------------
                                                                                              979,964
                                                                                       --------------
    INSURANCE (11.5%)
    Arch Capital Group, Ltd.                        (a)                       23,738        1,653,589
    Assurant, Inc.                                  (b)                       42,848        2,173,251
    Axis Capital Holdings, Ltd.                                               47,732        1,758,924
    Endurance Specialty Holdings, Ltd.                                        40,088        1,499,291
    Everest Re Group, Ltd.                                                    17,877        1,756,415

    PartnerRe, Ltd.                                 (b)                       21,795        1,548,099
    RenaissanceRe Holdings, Ltd.                                              29,308        1,685,210
    Transatlantic Holdings, Inc.                                              23,241        1,700,079
&   XL Capital, Ltd. Class A                        (b)                       29,516        2,298,116
                                                                                       --------------
                                                                                           16,072,974
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (1.1%)
    VeriSign, Inc.                                  (a)                       53,550        1,589,900
                                                                                       --------------
    IT SERVICES (2.4%)
    Convergys Corp.                                 (a)                       72,164        1,374,724
    Electronic Data Systems Corp.                                             72,215        1,949,083
                                                                                       --------------
                                                                                            3,323,807
                                                                                       --------------
    LEISURE EQUIPMENT & PRODUCTS (2.9%)
    Hasbro, Inc.                                                              60,780        1,703,056
&   Mattel, Inc.                                                              99,994        2,290,863
                                                                                       --------------
                                                                                            3,993,919
                                                                                       --------------
    MACHINERY (5.2%)
&   Cummins, Inc.                                                             19,739        2,343,019
&   Eaton Corp.                                                               26,613        2,586,251
&   Parker Hannifin Corp.                                                     23,157        2,285,133
                                                                                       --------------
                                                                                            7,214,403
                                                                                       --------------
    MEDIA (0.7%)
    Gannett Co., Inc.                                                         20,191        1,007,531
                                                                                       --------------
    METALS & MINING (2.6%)
    Commercial Metals Co.                                                     53,039        1,635,723
    United States Steel Corp.                                                 20,101        1,975,727
                                                                                       --------------
                                                                                            3,611,450
                                                                                       --------------
    MULTILINE RETAIL (2.3%)
    Dollar Tree Stores, Inc.                        (a)                       42,030        1,608,068
    Family Dollar Stores, Inc.                                                53,317        1,579,250
                                                                                       --------------
                                                                                            3,187,318
                                                                                       --------------
    MULTI-UTILITIES (3.6%)
    Alliant Energy Corp.                                                      47,901        1,769,942
    OGE Energy Corp.                                                          44,164        1,464,037
    Sempra Energy                                                             35,046        1,847,625
                                                                                       --------------
                                                                                            5,081,604
                                                                                       --------------
    OFFICE ELECTRONICS (1.6%)
&   Xerox Corp.                                     (a)                      129,638        2,263,479
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (3.2%)
    Frontier Oil Corp.                                                        41,776        1,617,984
    Sunoco, Inc.                                                              25,251        1,684,747
    Tesoro Corp.                                    (b)                       24,350        1,212,630
                                                                                       --------------
                                                                                            4,515,361
                                                                                       --------------
    PERSONAL PRODUCTS (1.2%)
    Alberto-Culver Co.                                                        69,127        1,625,867
                                                                                       --------------
    PHARMACEUTICALS (1.1%)
    King Pharmaceuticals, Inc.                      (a)                       89,610        1,524,266
                                                                                       --------------

    REAL ESTATE INVESTMENT TRUSTS (7.1%)
    Colonial Properties Trust                       (b)                       34,749        1,201,968
    General Growth Properties, Inc.                                           32,900        1,578,542
    Hospitality Properties Trust                                              42,448        1,628,305
&   Host Hotels & Resorts, Inc.                     (b)                      103,028        2,175,951
    Liberty Property Trust                                                     9,196          344,942
    ProLogis                                                                   8,751          497,932
    Rayonier, Inc.                                                            26,289        1,113,076
    Weingarten Realty Investors                     (b)                       38,861        1,422,701
                                                                                       --------------
                                                                                            9,963,417
                                                                                       --------------
    ROAD & RAIL (1.0%)
    Con-Way, Inc.                                                             29,583        1,461,104
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
    Novellus Systems, Inc.                          (a)(b)                    27,125          773,605
                                                                                       --------------
    SOFTWARE (0.4%)
    Compuware Corp.                                 (a)                       59,647          556,507
                                                                                       --------------
    SPECIALTY RETAIL (3.2%)
    AnnTaylor Stores Corp.                          (a)                       23,389          734,882
    AutoNation, Inc.                                (a)                       77,295        1,505,707
    Gap, Inc. (The)                                                           26,318          452,670
    Sherwin-Williams Co. (The)                                                25,963        1,809,361
                                                                                       --------------
                                                                                            4,502,620
                                                                                       --------------
    THRIFTS & MORTGAGE FINANCE (2.9%)
    MGIC Investment Corp.                           (b)                       32,373        1,251,540
    PMI Group, Inc. (The)                                                     47,359        1,613,521
    Radian Group, Inc.                                                        34,864        1,175,265
                                                                                       --------------
                                                                                            4,040,326
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (1.2%)
    W.W. Grainger, Inc.                                                       18,873        1,648,745
                                                                                       --------------
    Total Common Stocks
       (Cost $138,427,767)                                                                136,173,319(i)
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (15.4%)
    COMMERCIAL PAPER (2.2%)
    Charta LLC
       5.303%, due 8/30/07                          (c)                  $   784,819          784,819
    Den Danske Bank
       5.285%, due 8/6/07                           (c)                      523,212          523,212
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (c)                      523,213          523,213
    Grampian Funding LLC
       5.305%, due 8/6/07                           (c)                      784,819          784,819
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (c)                      510,192          510,192
                                                                                       --------------
    Total Commercial Paper
       (Cost $3,126,255)                                                                    3,126,255
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (1.4%)
    BGI Institutional Money Market Fund             (c)                    1,971,737        1,971,737
                                                                                       --------------
    Total Investment Company
       (Cost $1,971,737)                                                                    1,971,737
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $863,432
       (Collateralized by varicus Corporate
       Bonds, with rates betwe$n 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $925,833 and a
       Market Value of $898,974)                    (c)                  $   863,301          863,301
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $863,301)                                                                        863,301
                                                                                       --------------
    TIME DEPOSITS (8.4%)
    Abbey National PLC
       5.27%, due 8/3/07                            (c)                    1,308,031        1,308,031
    Bank of America Corp.
       5.29%, due 8/16/07                           (c)(d)                   784,819          784,819
    Barclays
       5.31%, due 8/20/07                           (c)                      523,212          523,212
    BNP Paribas
       5.28%, due 8/1/07                            (c)                      523,213          523,213
    Calyon
       5.30%, due 8/13/07                           (c)                      523,212          523,212
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (c)                      523,213          523,213
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (c)                    1,046,425        1,046,425
    Rabobank Nederland
       5.29%, due 8/24/07                           (c)                      523,212          523,212
    Royal Bank of Canada
       5.285%, due 8/3/07                           (c)                    1,308,031        1,308,031
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (c)                    2,616,063        2,616,063
    Swedbank AB
       5.31%, due 10/1/07                           (c)                      523,213          523,213
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (c)                      523,212          523,212
    UBS AG
       5.285%, due 8/16/07                          (c)                      784,819          784,819
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (c)                      261,606          261,606
                                                                                       --------------
    Total Time Deposits
       (Cost $11,772,281)                                                                  11,772,281
                                                                                       --------------
    U.S. GOVERNMENT (2.8%)
    United States Treasury Bills
       4.836%, due 10/11/07                                                3,490,000        3,457,114
       4.846%, due 10/18/07                         (e)                      400,000          395,859
                                                                                       --------------
    Total U.S. Government
       (Cost $3,853,166)                                                                    3,852,973
                                                                                       --------------

    Total Short-Term Investments
       (Cost $21,586,740)                                                                  21,586,547
                                                                                       --------------
    Total Investments
       (Cost $160,014,507)                          (f)                        112.8%     157,759,866(g)
    Liabilities in Excess of
       Cash and Other Assets                                                   (12.8)     (17,850,866)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  139,909,000
                                                                         ===========   ==============

                                                                          CONTRACTS      UNREALIZED
                                                                             LONG      DEPRECIATION(h)
                                                                         -----------   --------------
    FUTURES CONTRACTS (-0.1%)
    Standard & Poor's 500 Index
       Mini September 2007                                                        50   $     (193,885)
                                                                                       --------------
    Total Futures Contracts
       (Settlement Value $3,654,750)                (i)                                $     (193,885)
                                                                                       ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $160,273,424.

(g) At July 31, 2007 net unrealized depreciation was $2,513,558, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,608,766 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,122,324.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

MAINSTAY SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (96.8%)                           +
    AIR FREIGHT & LOGISTICS (0.7%)
    ABX Air, Inc.                                   (a)                      117,446   $      853,832
    Dynamex, Inc.                                   (a)                       48,516        1,165,354
    Pacer International, Inc.                                                314,934        6,931,697
                                                                                       --------------
                                                                                            8,950,883
                                                                                       --------------
    AIRLINES (0.0%)                                 ++
    Northwest Airlines, Inc.                        (a)                        6,200          108,066
                                                                                       --------------
    BUILDING PRODUCTS (0.0%)                        ++
    NCI Building Systems, Inc.                      (a) (b)                    9,413          455,213
                                                                                       --------------
    CAPITAL MARKETS (0.7%)
    Capital Southwest Corp.                         (b)                       12,112        1,641,661
    Knight Capital Group, Inc. Class A              (a)                      338,027        4,779,702
    SWS Group, Inc.                                                          144,181        2,544,795
                                                                                       --------------
                                                                                            8,966,158
                                                                                       --------------
    CHEMICALS (3.5%)
&   CF Industries Holdings, Inc.                    (b)                      496,039       28,512,322
    Innospec, Inc.                                  (b)                      136,900        3,768,857
    Koppers Holdings, Inc.                                                   224,569        6,640,505
    Pioneer Cos., Inc.                              (a) (b)                   40,700        1,408,220
    PolyOne Corp.                                   (a)                      163,204        1,227,294
    Spartech Corp.                                                            81,954        1,807,086
                                                                                       --------------
                                                                                           43,364,284
                                                                                       --------------
    COMMERCIAL BANKS (8.4%)
    1st Source Corp.                                                          64,758        1,325,596
    Amcore Financial, Inc.                                                    31,879          769,878
    Ameris Bancorp                                                            67,755        1,209,427
    Arrow Financial Corp.                                                     13,775          283,076
    BancFirst Corp.                                                           38,022        1,536,469
    Banco Latinoamericano de
       Exportaciones S.A.                                                    168,024        3,125,246
    Bancorp, Inc./Wilmington DE                     (a)                       17,015          314,437
    BancTrust Financial Group, Inc.                 (b)                          874           15,278
    Bank of Granite Corp.                                                     45,804          622,018
    Banner Corp.                                                              83,124        2,545,257
    Camden National Corp.                                                     15,632          559,626
    Capital City Bank Group, Inc.                   (b)                       10,383          311,075
    Capital Corp. of the West                       (b)                       14,397          253,243
    Cathey General Bancorp                          (b)                       57,922        1,772,992
    Centennial Bank Holdings, Inc.                  (a)                      109,012          712,939
    Center Financial Corp.                                                    73,007        1,084,884
    Central Pacific Financial Corp.                                           64,049        1,806,822
    Chemical Financial Corp.                        (b)                       25,885          563,775
    City Holding Co.                                                          86,806        2,851,577
    Columbia Bancorp, OR                            (b)                       25,447          477,640

    Columbia Banking System, Inc.                                             48,200        1,224,280
    Community Bancorp/NV                            (a)                       77,644        1,817,646
    Community Banks, Inc.                           (b)                       68,322        1,777,738
    Community Trust Bancorp, Inc.                                             65,916        1,890,471
    F.N.B. Corp.                                    (b)                      105,323        1,580,898
    First Bancorp North Carolina                                              25,113          454,294
    First Bancorp Puerto Rico                       (b)                       42,300          389,160
    First Charter Corp.                                                       39,862          734,657
    First Community Bancorp                                                    8,537          428,728
    First Community Bancshares, Inc.                (b)                       38,655        1,039,820
    First Financial Corp., IN                                                  9,761          229,188
    First Merchants Corp.                                                     74,578        1,510,205
    First Regional Bancorp                          (a)                       57,814        1,243,579
    FNB Corp., VA                                   (b)                       23,889          792,876
    Great Southern Bancorp, Inc.                    (b)                       44,907        1,129,411
    Greene County Bancshares, Inc.                                            47,820        1,580,929
    Hancock Holding Co.                                                      168,177        5,948,421
    Hanmi Financial Corp.                                                    483,900        7,016,550
    Harleysville National Corp.                                               10,826          159,575
    Heartland Financial USA, Inc.                   (b)                       10,081          171,780
    Heritage Commerce Corp.                                                   26,939          534,739
    Horizon Financial Corp.                                                   60,722        1,187,115
    IBERIABANK Corp.                                                          27,470        1,157,586
    Independent Bank Corp.                                                    50,501        1,368,072
    Independent Bank Corp., MI                                                47,900          580,548
    International Bancshares Corp.                                             6,955          153,219
    Intervest Bancshares Corp.                                                80,045        1,981,914
    Lakeland Financial Corp.                        (b)                       38,718          878,511
    Macatawa Bank Corp.                             (b)                       17,878          205,597
    MainSource Financial Group, Inc.                                          15,872          247,286
    Mercantile Bank Corp.                                                     55,799        1,146,111
    MetroCorp Bancshares, Inc.                                                10,316          188,267
    Nara Bancorp, Inc.                                                        49,330          728,111
    National Penn Bancshares, Inc.                  (b)                        8,471          125,201
    NBT Bancorp, Inc.                                                          7,089          128,240
    Old Second Bancorp, Inc.                                                  10,734          295,722
    Omega Financial Corp.                                                      1,377           32,993
    Peoples Bancorp, Inc.                                                     15,761          353,362
    Preferred Bank                                                            53,659        2,060,506
    PremierWest Bancorp                                                       35,535          435,304
    Provident Bankshares Corp.                                               134,122        3,849,301
    Renasant Corp.                                                            40,485          776,502
    Republic Bancorp, Inc. Class A                                             4,465           68,940
    S.Y. Bancorp, Inc.                              (b)                          658           15,404
    SCBT Financial Corp.                                                      10,962          319,433
    Security Bank Corp./Macon, GA                   (b)                       23,538          332,827
    Shore Bancshares, Inc.                                                     8,242          185,857
    Simmons First National Corp. Class A                                      24,189          558,524
    South Financial Group, Inc. (The)                                         13,700          295,372
    Southwest Bancorp, Inc.                                                   64,991        1,283,572
    Sterling Bancshares, Inc.                                                329,068        3,425,598
    Sterling Financial Corp.                        (b)                       22,158          503,208
    Sterling Financial Corp./PA                     (b)                       58,450          977,869
    Susquehanna Bancshares, Inc.                    (b)                      442,403        7,653,572
    SVB Financial Group                             (a) (b)                   22,088        1,163,596
    Taylor Capital Group, Inc.                                                71,565        1,942,274
    Tompkins Financial Corp.                        (b)                       12,721          404,528
    Trico Bancshares                                                          16,400          331,608
    Trustmark Corp.                                 (b)                      226,359        5,665,766

    UMB Financial Corp.                                                       69,708        2,602,897
    Union Bankshares Corp.                                                    18,323          355,649
    Univest Corp. of Pennsylvania                   (b)                        6,543          126,018
    Virginia Financial Group, Inc.                                            17,289          360,130
    Washington Trust Bancorp, Inc.                                            17,354          411,463
    West Coast Bancorp                                                        44,008        1,152,129
    Wilshire Bancorp, Inc.                                                   173,246        1,779,236
                                                                                       --------------
                                                                                          103,591,138
                                                                                       --------------
    COMMERCIAL SERVICES & SUPPLIES (4.7%)
    ABM Industries, Inc.                                                     501,702       12,622,822
    CBIZ, Inc.                                      (a)                      144,728          985,598
    CDI Corp.                                                                121,444        3,435,651
    Consolidated Graphics, Inc.                     (a)                      104,263        6,871,974
    Ennis, Inc.                                                               53,517        1,079,973
    IKON Office Solutions, Inc.                                              769,921       10,671,105
    Kelly Services, Inc. Class A                                             141,884        3,525,817
    Spherion Corp.                                  (a)                      366,396        3,235,277
    Standard Parking Corp.                          (a)                       41,222        1,304,676
    United Stationers, Inc.                         (a)                      113,968        7,264,320
    Viad Corp.                                                               171,753        6,174,520
                                                                                       --------------
                                                                                           57,171,733
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (1.7%)
&   Arris Group, Inc.                               (a)                    1,290,193       19,120,660
    CommScope, Inc.                                 (a) (b)                   39,923        2,173,009
                                                                                       --------------
                                                                                           21,293,669
                                                                                       --------------
    CONSTRUCTION & ENGINEERING (0.1%)
    EMCOR Group, Inc.                               (a)                       15,000          538,500
    Integrated Electrical Services, Inc.            (a)                       35,993          958,854
                                                                                       --------------
                                                                                            1,497,354
                                                                                       --------------
    CONSUMER FINANCE (1.5%)
    Advanta Corp. Class B                                                    434,757       11,155,865
    Cash America International, Inc.                (b)                      185,220        6,782,756
                                                                                       --------------
                                                                                           17,938,621
                                                                                       --------------
    CONTAINERS & PACKAGING (0.4%)
    Silgan Holdings, Inc.                                                    103,257        5,330,126
                                                                                       --------------
    DIVERSIFIED CONSUMER SERVICES (0.3%)
    Regis Corp.                                                               95,460        3,327,736
    Stewart Enterprises, Inc. Class A               (b)                      102,000          715,020
                                                                                       --------------
                                                                                            4,042,756
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    Cincinnati Bell, Inc.                           (a)                    1,863,171        9,613,962
                                                                                       --------------
    ELECTRIC UTILITIES (4.4%)
    ALLETE, Inc.                                    (b)                      166,256        7,288,663
    Central Vermont Public Service Corp.            (b)                       37,055        1,259,870
    El Paso Electric Co.                            (a)                      394,962        9,190,766
&   Sierra Pacific Resources                        (a)                    1,077,779       17,125,908
&   Westar Energy, Inc.                                                      844,354       19,437,029
                                                                                       --------------
                                                                                           54,302,236
                                                                                       --------------

    ELECTRICAL EQUIPMENT (0.8%)
    Acuity Brands, Inc.                                                       96,600        5,709,060
    GrafTech International, Ltd.                    (a)                      222,913        3,452,922
    Regal-Beloit Corp.                                                        22,285        1,130,295
                                                                                       --------------
                                                                                           10,292,277
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
    Anixter International, Inc.                     (a) (b)                  171,649       14,186,790
    Excel Technology, Inc.                          (a)                       25,615          640,631
    Insight Enterprises, Inc.                       (a)                      379,193        8,554,594
    MTS Systems Corp.                                                        147,285        6,149,149
    Park Electrochemical Corp.                                               193,516        5,737,749
    Rofin-Sinar Technologies, Inc.                  (a)                        8,406          546,978
    Technitrol, Inc.                                                         573,233       14,904,058
    Zygo Corp.                                      (a)                       33,082          397,646
                                                                                       --------------
                                                                                           51,117,595
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (2.7%)
    Grey Wolf, Inc.                                 (a) (b)                  917,000        6,794,970
&   Oil States International, Inc.                  (a) (b)                  433,201       18,948,212
    Pioneer Drilling Co.                            (a)                       26,869          338,012
    Trico Marine Services, Inc.                     (a) (b)                  214,559        7,606,117
                                                                                       --------------
                                                                                           33,687,311
                                                                                       --------------
    FOOD & STAPLES RETAILING (1.1%)
    Ingles Markets, Inc. Class A                                             146,520        4,291,571
    Village Super Market                                                       3,634          169,199
    Winn-Dixie Stores, Inc.                         (a) (b)                  344,875        9,211,611
                                                                                       --------------
                                                                                           13,672,381
                                                                                       --------------
    FOOD PRODUCTS (1.9%)
    Imperial Sugar Co.                              (b)                      333,647        8,978,441
    Seaboard Corp.                                  (b)                        7,349       14,698,000
                                                                                       --------------
                                                                                           23,676,441
                                                                                       --------------
    GAS UTILITIES (0.4%)
    Southwest Gas Corp.                                                      149,674        4,651,868
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
    CONMED Corp.                                    (a)                       22,100          616,590
    STERIS Corp.                                                              44,700        1,222,545
    Zoll Medical Corp.                              (a)                       96,874        2,602,036
                                                                                       --------------
                                                                                            4,441,171
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (3.2%)
    American Dental Partners, Inc.                  (a) (b)                   68,678        1,762,964
    AMERIGROUP Corp.                                (a) (b)                  104,821        2,901,445
    Apria Healthcare Group, Inc.                    (a) (b)                  362,190        9,496,622
    Chemed Corp.                                                             131,493        8,320,877
    Corvel Corp.                                    (a)                       84,972        2,260,255
    Healthspring, Inc.                              (a)                      311,291        5,323,076
    Magellan Health Services, Inc.                  (a)                       14,743          616,552
    Res-Care, Inc.                                  (a)                       98,610        1,915,992
    Sunrise Senior Living, Inc.                     (a) (b)                  161,895        6,436,945
                                                                                       --------------
                                                                                           39,034,728
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (3.3%)
    Bob Evans Farms, Inc.                           (b)                       79,564        2,581,852
    CBRL Group, Inc.                                (b)                      305,223       11,729,720

    Domino's Pizza, Inc.                                                     171,501        3,284,244
    Jack in the Box, Inc.                           (a)                       48,568        3,107,866
&   Papa John's International, Inc.                 (a) (b)                  717,923       19,692,628
                                                                                       --------------
                                                                                           40,396,310
                                                                                       --------------
    HOUSEHOLD DURABLES (1.4%)
    American Greetings Corp. Class A                (b)                      279,527        6,912,703
    Avatar Holdings, Inc.                           (a) (b)                   27,716        1,799,600
    Ethan Allen Interiors, Inc.                     (b)                      138,924        4,745,644
    National Presto Industries, Inc.                                          74,123        4,162,006
                                                                                       --------------
                                                                                           17,619,953
                                                                                       --------------
    INSURANCE (6.7%)
&   Aspen Insurance Holdings, Ltd.                                           799,909       19,557,775
    Commerce Group, Inc.                                                     172,758        4,963,337
    Crawford & Co. Class B                                                     1,499            8,934
    Great American Financial Resources, Inc.                                   2,514           60,235
    Horace Mann Educators Corp.                                              163,929        2,922,854
    IPC Holdings, Ltd.                                                       156,446        3,881,425
    Max Capital Group, Ltd.                         (b)                      390,920       10,206,921
    National Western Life Insurance Co. Class A                                1,709          402,845
    Odyssey Re Holdings Corp.                       (b)                      197,892        6,965,798
&   Platinum Underwriters Holdings, Ltd.            (b)                      489,619       16,255,351
    Safety Insurance Group, Inc.                                              74,994        2,497,300
    SCPIE Holdings, Inc.                            (a)                        3,980           89,431
    Selective Insurance Group, Inc.                 (b)                      347,229        7,125,139
    United America Indemnity, Ltd. Class A          (a)                       33,800          726,024
    Zenith National Insurance Corp.                                          168,492        6,800,337
                                                                                       --------------
                                                                                           82,463,706
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (0.8%)
    CMGI, Inc.                                      (a)                    6,293,213        9,943,277
                                                                                       --------------
    IT SERVICES (2.2%)
    CACI International, Inc.                        (a)                        7,401          328,900
    CIBER, Inc.                                     (a)                      322,823        2,450,227
    CSG Systems International, Inc.                 (a)                      435,511       10,896,485
    MPS Group, Inc.                                 (a)                      844,075       11,251,520
    SAIC, Inc.                                      (a) (b)                   84,634        1,418,466
                                                                                       --------------
                                                                                           26,345,598
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (0.7%)
    Varian, Inc.                                    (a)                      138,149        8,308,281
                                                                                       --------------
    MACHINERY (4.5%)
    Cascade Corp.                                                            119,578        8,106,193
    Circor International, Inc.                                                 5,126          204,425
    Freightcar America, Inc.                                                 263,321       12,447,184
    Kennametal, Inc.                                                         165,115       12,657,716
    Mueller Industries, Inc.                                                 261,020        9,626,418
    NACCO Industries, Inc. Class A                                            93,156       12,251,877
                                                                                       --------------
                                                                                           55,293,813
                                                                                       --------------
    MEDIA (0.7%)
    Belo Corp. Class A                                                       456,064        8,163,546
    Fisher Communications, Inc.                     (a)                        3,932          179,810
                                                                                       --------------
                                                                                            8,343,356
                                                                                       --------------

    METALS & MINING (2.5%)
    A.M. Castle & Co.                                                        234,737        7,751,016
    Chaparral Steel Co.                                                      145,085       12,192,943
    Cleveland-Cliffs, Inc.                          (b)                       28,338        1,962,973
    Commercial Metals Co.                                                     78,949        2,434,787
    Metal Management, Inc.                                                    54,489        2,289,083
    Quanex Corp.                                                              75,395        3,397,299
    Schnitzer Steel Industries, Inc. Class A                                  11,955          647,841
                                                                                       --------------
                                                                                           30,675,942
                                                                                       --------------
    MULTILINE RETAIL (0.9%)
    Big Lots, Inc.                                  (a) (b)                  430,203       11,125,050
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (3.5%)
    Alon USA Energy, Inc.                           (b)                      382,181       13,632,396
    Holly Corp.                                                              220,450       14,856,126
    Mariner Energy, Inc.                            (a)                       46,860          990,152
    USEC, Inc.                                      (a)                      799,745       13,427,719
                                                                                       --------------
                                                                                           42,906,393
                                                                                       --------------
    PERSONAL PRODUCTS (0.1%)
    NBTY, Inc.                                      (a)                       38,985        1,697,407
                                                                                       --------------
    PHARMACEUTICALS (1.1%)
    Alpharma, Inc. Class A                          (b)                       71,361        1,769,039
    Perrigo Co.                                                              126,278        2,355,085
    Sciele Pharma, Inc.                             (a) (b)                  393,552        9,126,471
                                                                                       --------------
                                                                                           13,250,595
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (7.3%)
    Agree Realty Corp.                                                        66,271        1,929,149
    American Home Mortgage Investment Corp.         (b)                      231,011          240,251
    Anthracite Capital, Inc.                                                 597,650        5,617,910
    BRT Realty Trust                                                          61,339        1,228,620
    Deerfield Triarc Capital Corp.                  (b)                      566,113        6,210,260
    DiamondRock Hospitality Co.                                              835,738       14,073,828
    Equity One, Inc.                                (b)                       67,345        1,554,323
    FelCor Lodging Trust, Inc.                                               227,400        4,993,704
    Gramercy Capital Corp.                          (b)                      167,391        4,049,188
    Inland Real Estate Corp.                        (b)                       60,200          910,224
    Investors Real Estate Trust                     (b)                      164,111        1,578,748
&   LaSalle Hotel Properties                        (b)                      397,756       15,922,173
    National Health Investors, Inc.                                          159,184        5,030,214
    National Retail Properties, Inc.                (b)                      103,993        2,252,488
    OMEGA Healthcare Investors, Inc.                                         406,587        5,257,170
    Potlatch Corp.                                                           276,759       12,091,601
    Ramco-Gershenson Properties Trust                                        183,464        5,907,541
    Sunstone Hotel Investors, Inc.                                            55,700        1,382,474
                                                                                       --------------
                                                                                           90,229,866
                                                                                       --------------
    ROAD & RAIL (0.7%)
    Werner Enterprises, Inc.                        (b)                      462,686        8,994,616
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
    Advanced Energy Industries, Inc.                (a)                      729,993       12,928,176
    Brooks Automation, Inc.                         (a) (b)                  750,911       13,193,506
    MKS Instruments, Inc.                           (a) (b)                  451,654       10,252,546
    ON Semiconductor Corp.                          (a) (b)                1,192,008       14,089,535
    Pericom Semiconductor Corp.                     (a)                      162,152        1,731,783

    Varian Semiconductor Equipment
       Associates, Inc.                             (a)                       25,471        1,197,137
                                                                                       --------------
                                                                                           53,392,683
                                                                                       --------------
    SOFTWARE (0.5%)
    i2 Technologies, Inc.                           (a) (b)                  197,653        3,209,885
    Sybase, Inc.                                    (a)                       93,411        2,215,709
                                                                                       --------------
                                                                                            5,425,594
                                                                                       --------------
    SPECIALTY RETAIL (5.8%)
    Asbury Automotive Group, Inc.                                            384,602        8,507,396
    Books-A-Million, Inc.                                                     92,724        1,462,257
    Brown Shoe Co., Inc.                                                     336,042        7,036,720
    Charming Shoppes, Inc.                          (a)                      619,999        6,125,590
    CSK Auto Corp.                                  (a)                      384,300        5,241,852
    Dress Barn, Inc.                                (a)                       51,105          929,600
    Group 1 Automotive, Inc.                        (b)                      331,208       12,426,924
&   Payless ShoeSource, Inc.                        (a)                      675,458       17,980,692
    Penske Auto Group, Inc.                         (b)                      172,696        3,364,118
    Sonic Automotive, Inc.                                                   291,559        7,988,717
                                                                                       --------------
                                                                                           71,063,866
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.8%)
    Kellwood Co.                                    (b)                      168,276        4,314,597
    Maidenform Brands, Inc.                         (a)                      300,180        5,397,236
    Steven Madden, Ltd.                                                      238,881        6,736,444
    Stride Rite Corp. (The)                                                  239,426        4,877,108
    Warnaco Group, Inc. (The)                       (a)                       22,300          805,253
    Weyco Group, Inc.                                                          5,585          142,473
                                                                                       --------------
                                                                                           22,273,111
                                                                                       --------------
    THRIFTS & MORTGAGE FINANCE (5.0%)
    BankUnited Financial Corp. Class A              (b)                      109,049        1,836,385
    City Bank Lynnwood                                                           571           13,921
    Corus Bankshares, Inc.                          (b)                      803,549       13,065,707
    Downey Financial Corp.                          (b)                      240,944       12,815,811
    Federal Agricultural Mortgage Corp.
       Class C                                                                13,872          388,139
    FirstFed Financial Corp.                        (a) (b)                  289,457       13,083,456
    ITLA Capital Corp.                                                        23,661        1,005,593
    NASB Financial, Inc.                                                       1,336           37,956
    Ocwen Financial Corp.                           (a) (b)                  768,188        8,327,158
    PFF Bancorp, Inc.                               (b)                       64,186        1,073,190
    TierOne Corp.                                                            151,321        3,512,160
    Triad Guaranty, Inc.                            (a) (b)                  222,650        6,138,461
                                                                                       --------------
                                                                                           61,297,937
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (0.6%)
    Applied Industrial Technologies, Inc.                                    267,430        7,592,338
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    USA Mobility, Inc.                                                       264,932        6,323,927
                                                                                       --------------
    Total Common Stocks
       (Cost $1,252,781,709)                                                            1,192,163,590(h)
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (24.0%)
    COMMERCIAL PAPER (4.0%)
    Charta LLC
       5.303%, due 8/30/07                          (c)                  $12,458,698       12,458,698
    Den Danske Bank
       5.285%, due 8/6/07                           (c)                    8,305,799        8,305,799
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (c)                    8,305,799        8,305,799
    Grampian Funding LLC
       5.305%, due 8/6/07                           (c)                   12,458,698       12,458,698
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (c)                    8,099,100        8,099,100
                                                                                       --------------
    Total Commercial Paper
       (Cost $49,628,094)                                                                  49,628,094
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (2.6%)
    BGI Institutional Money Market Fund             (c)                   31,300,572       31,300,572
                                                                                       --------------
    Total Investment Company
       (Cost $31,300,572)                                                                  31,300,572
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (1.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $13,706,654
       (Collateralized by various
       Corporate Bonds, with rates between
       0.00%-8.40% and maturity dates between
       8/15/08-12/31/49, with a Principal
       Amount of $14,697,245 and a Market
       Value of $14,270,875)                        (c)                  $13,704,568       13,704,568
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $13,704,568)                                                                  13,704,568
                                                                                       --------------
    TIME DEPOSITS (15.2%)
    Abbey National PLC
       5.27%, due 8/3/07                            (c)                   20,764,498       20,764,498
    Bank of America Corp.
       5.29%, due 8/16/07                           (c) (d)               12,458,699       12,458,699
    Barclays
       5.31%, due 8/20/07                           (c)                    8,305,799        8,305,799
    BNP Paribas
       5.28%, due 8/1/07                            (c)                    8,305,799        8,305,799
    Calyon
       5.30%, due 8/13/07                           (c)                    8,305,799        8,305,799
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (c)                    8,305,799        8,305,799
    Marshall & llsley Corp.
       5.32%, due 8/1/07                            (c)                   16,611,598       16,611,598
    Rabobank Nederland
       5.29%, due 8/24/07                           (c)                    8,305,799        8,305,799
    Royal Bank of Canada
       5.285%, due 8/3/07                           (c)                   20,764,498       20,764,498
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (c)                   41,528,995       41,528,995
    Swedbank AB
       5.31%, due 10/1/07                           (c)                    8,305,799        8,305,799

    Toronto Dominion Bank
       5.29%, due 8/6/07                            (c)                    8,305,799        8,305,799
    UBS AG
       5.285%, due 8/16/07                          (c)                   12,458,698       12,458,698
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (c)                    4,152,899        4,152,899
                                                                                       --------------
    Total Time Deposits
       (Cost $186,880,478)                                                                186,880,478
                                                                                       --------------
    U.S. GOVERNMENT (1.1%)
    United States Treasury Bills
       4.836%, due 10/11/07                                               13,150,000       13,026,088
       4.846%, due 10/18/07                         (e)                      550,000          544,306
                                                                                       --------------
    Total U.S. Government
       (Cost $13,569,467)                                                                  13,570,394
                                                                                       --------------
    Total Short-Term Investments
       (Cost $295,083,179)                                                                295,084,106
                                                                                       --------------
    Total Investments
       (Cost $1,547,864,888)                        (f)                        120.7%   1,487,247,696(g)
    Liabilities in Excess of
       Cash and Other Assets                                                   (20.7)    (255,419,582)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $1,231,828,114
                                                                         ===========   ==============

                                                                          CONTRACTS      UNREALIZED
                                                                             LONG      DEPRECIATION(i)
                                                                         -----------   --------------
    FUTURES CONTRACTS (-0.1%)
    Russell 2000 Index
       Mini September 2007                                                       371   $   (1,044,492)
                                                                                       --------------
    Total Futures Contracts
       (Settlement Value $28,975,100)               (h)                                $   (1,044,492)
                                                                                       ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $1,566,464,829.

(g) At July 31, 2007 net unrealized depreciation was $79,217,133, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $75,659,704 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $154,876,837.

(h) The combined market value of common stocks and settlement value of Russell 2000 Index futures contracts represents 99.1% of net assets.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    --------------------------
    STEPHEN P. FISHER
    President and Principal Executive Officer

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ------------------------------------------
    STEPHEN P. FISHER
    President and Principal Executive Officer

Date: September 25, 2007


By: /s/ Jack R. Benintende
    ------------------------------------------
    JACK R. BENINTENDE
    Treasurer and Principal Financial and
    Accounting Officer

Date: September 25, 2007